Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 4,954	$ 5,170
Interest-bearing demand deposits	7,747	33,994
Cash and cash equivalents	12,701	39,164
Available-for-sale securities	34,623	19,348
Held-to-maturity securities	0	450
Loans, net of allowance for loan losses of $2,437 and $2,400 at December 31, 2015 and 2014, respectively	327,226	313,354
Premises and equipment	10,446	10,071
Federal Home Loan Bank stock	4,210	4,210
Foreclosed assets held for sale, net	357	1,140
Intangible assets	0	66
Accrued interest receivable	803	829
Deferred federal income taxes	521	493
Bank-owned life insurance	11,509	10,747
Other assets	2,728	1,940
Total assets	405,124	401,812
Deposits
Demand	188,328	183,550
Savings	77,672	71,319
Time	57,622	67,812
Total deposits	323,622	322,681
Short-term borrowings	5,691	5,098
Federal Home Loan Bank advances	26,530	26,719
Subordinated debentures	4,124	4,124
Interest payable and other liabilities	3,661	2,800
Total liabilities	363,628	361,422
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2015 - 5,385,304 shares, 2014 - 5,385,304 shares	5,385	5,385
Additional paid-in capital	18,245	18,044
Retained earnings	21,443	20,478
Stock held by deferred compensation plan; 2015 - 235,923 shares, 2014 - 230,446 shares	(2,079)	(2,044)
Unearned ESOP compensation	(1,271)	(1,467)
Accumulated other comprehensive income (loss)	(181)	57
Treasury stock, at cost 2015 - 5,744 shares, 2014 - 7,850 shares	(46)	(63)
Total stockholders' equity	41,496	40,390
Total liabilities and stockholders' equity	$ 405,124	$ 401,812